Note 9 - Share-based Payments - Share-based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Research and development expenses	$ 101	$ 377	$ 760
General and administrative expenses	76	102	182
Total	$ 177	$ 479	$ 942